New Accounting Pronouncements (Detail Textuals) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right of use assets	$ 6,802,721
Operating lease liability	$ 7,044,164
Accounting Standards Update 840
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right of use assets		$ 3,600,000,000
Operating lease liability		$ 3,700,000